LAND USE RIGHT	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets, Net [Abstract]
LAND USE RIGHT

Note 8 — LAND USE RIGHT

The Company states land use right at cost less accumulated amortization. All land in China is government owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” (the Right) to use the land. The Company has the Right to use the land for 25 years and amortizes the Right on a straight-line basis over the period of 25 years. The amortization expense was $55,990, $59,723 and $60,530 for the years ended December 31, 2016, 2015 and 2014, respectively.

	December 31, 2016	December 31, 2015
Land use right	$1,339,137	$1,432,599
Less: accumulated amortization	(267,827)	(229,216)
Land use right, net	$1,071,310	$1,203,383

	December 31, 2015	December 31, 2014
Land use right	$1,432,599	$1,513,179
Less: accumulated amortization	(229,216)	(181,581)
Land use right, net	$1,203,383	$1,331,598

The estimated future amortization expenses are as follows:

Year ending December 31
2017	$53,565
2018	53,565
2019	53,565
2020	53,565
2021	53,565
Thereafter	803,485
Total estimated future amortization expenses	$1,071,310